Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of The Group Financial Instruments Valued At Amortized Cost
The Group has the following financial instruments valued at amortized cost:

	December 31, 2023	December 31, 2022
Financial assets:
Cash and cash equivalents	28,035	24,394
Restricted cash	—	1,608
Short-term investments	88,081	10,119
Trade receivables	51,537	42,276

Total	167,653	78,397

Financial liabilities:
Trade payables	14,829	14,064
Lease liabilities	4,096	5,635
Loans and financing	—	1,153

Total	18,925	20,852

Summary of The Group Financial Instruments Valued At Fair Value Through Profit Or Loss
The Group has the following financial instruments valued at fair value through profit or loss:

	Carrying amount
	December 31, 2023	December 31, 2022
Financial assets:
Short and long-term investments	95,293	204,045
Derivative financial instruments (i)	53	117

Total	95,346	204,162

	Carrying amount
	December 31, 2023	December 31, 2022

Financial liabilities:
Accounts payable from acquisition of subsidiary (“earn out”)	—	299

Total	—	299

(i)
In December 31, 2023, VTEX ARG had positions in future derivative financial instruments raised through Matba Rofex designated as a protection from hyperinflation and exchange rate devaluation in Argentina. The notional value is US$5,500 and the last maturity date is in February 2024.

Summary of The Amounts Were Recognized In Profit Or Loss In Relation To Financial Instruments
The following amounts were recognized in profit or loss in relation to financial instruments:

	December 31, 2023	December 31, 2022	December 31, 2021

Net gain (loss) on financial instruments	516	2,364	(193)

The following amounts were recognized in profit or loss in relation to marketable securities and short-term investments:

	December 31, 2023	December 31, 2022	December 31, 2021

Net gain (loss) on short and long-term investments	9,823	(4,766)	640

Summary of An Explanation of Each Level	An explanation of each level is presented underneath the table.

	December 31, 2023
	Level 1	Level 2	Level 3
Assets
Short-term investments	93,293	—	—
Long-term investments	—	—	2,000
Derivative financial instruments	—	53	—

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Short-term investments	204,045	—	—
Derivative financial instruments	—	117	—

Liabilities
Accounts payable from acquisition of subsidiary (“earn-out”)	—	—	299

Summary of The Presents Changes In Level 3 Items
The following table presents the changes in level 3 items for the year ended on December 31, 2023 and 2022:

	Investment in unquoted company	Contingent consideration
Opening balance on January 1, 2022	—	4,953
Payments of principal/finance charges - earn-out	—	(916)
Earn-out adjustment	—	(3,740)
Exchange differences	—	2

Closing balance on December 31, 2022	—	299

Earn-out adjustment	—	(299)
Additions	2,000	—

Closing balance on December 31, 2023	2,000	—

Summary of Differences Were Identified For The Instruments	Differences were identified for the following instruments at December 31, 2023:

	December 31, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Short-term investments	20,872	21,443	10,119	9,948

Total	20,872	21,443	10,119	9,948

Financial liabilities:
Loans and financing	—	—	1,153	990

Total	—	—	1,153	990

Summary of The Percentage Provision Per Type of Customer Or Revenue And Age of Balance
As of December 31, 2023 and 2022 the percentage provision per type of customer/revenue and age of balance are as follows:

	Days past due
	As of December 31, 2023
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.17%	1.49%	3.67%	14.72%	38.49%	85.78%	100.00%
Tier 2	0.45%	11.90%	27.72%	63.56%	83.38%	94.20%	100.00%
Tier 3	1.27%	23.08%	38.67%	65.30%	81.19%	98.04%	100.00%
Others	1.24%	8.26%	15.17%	49.70%	74.63%	98.90%	100.00%

	Days past due
	As of December 31, 2022
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.28%	1.66%	4.18%	16.82%	47.00%	87.08%	100.00%
Tier 2	0.43%	10.86%	24.25%	50.98%	68.68%	92.28%	100.00%
Tier 3	1.15%	18.72%	30.24%	56.91%	77.94%	96.91%	100.00%
Others	0.92%	5.61%	12.50%	74.13%	95.64%	98.57%	100.00%

Summary of The Amounts Disclosed In The Table Are The Contractual Undiscounted Cash Flows
The table below presents the Group’s
non-derivative
and derivatives financial liabilities divided into the relevant maturity group based on the remaining period from the end of the reporting period and the contractual maturity date. The amounts disclosed in the table are the contractual undiscoun
ted cash flows.

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2023
Non-derivatives
Trade payables	14,829	—	—
Loans and financing	—	—	—
Lease liabilities	1,863	1,408	1,123

Total non-derivatives	16,692	1,408	1,123

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2022
Non-derivatives
Trade payables	34,136	372	208
Loans and financing	1,153	—	—
Lease liabilities	1,898	1,804	2,437
Accounts payable from acquisition of subsidiaries	299	—	—

Total non-derivatives	37,486	2,176	2,645

Summary of The Impact On The Group's Net Revenues, Costs, Operation Expenses, Net Income (Loss) From Operation
The table below shows the impact on the Group’s net revenues, costs, operation expenses, net income (loss) from operation and equity for a positive and a negative 10% fluctuation as of December 31, 2023 for all subsidiaries with a functional currency other than U.S dollar.

	Foreign currency sensitivity analysis
	-10%	Actual	+10%
Net revenue	183,027	201,517	220,007
Costs and operating expenses	(197,239)	(216,119)	(234,998)

Loss from operation	(14,212)	(14,602)	(14,992)

Total Shareholders’ equity	240,722	240,332	239,942

Summary of Foreign Exchange Risk On Financial Instruments
A sensitivity analysis is set out below, showing a scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a range of 10% in the foreign exchange rates).

	Exposure at December 31, 2023	Risk	-10%	10%

Assets	16,226	Brazilian Real /U.S. Dollar (2023 – 4.85 2022 – 5.29)	1,623	(1,623)
Liabilities	(3,284)		(328)	328

	12,942		1,294	(1,294)

Assets	1,763	Argentine Peso/U.S. Dollar (2023 – 808.47 2022 – 177.10)	176	(176)
Liabilities	(52)		(5)	5

	1,711		171	(171)

Assets	211	Mexican Peso/U.S. Dollar (2023 – 16.93 2022 – 19.48)	21	(21)
Liabilities	—		—	—

	211		21	(21)

Assets	11,421	British Pounds/U.S. Dollar (2023 – 0.79 2022 – 0.83)	1,142	(1,142)
Liabilities	(11,962)		(1,196)	1,196

	(541)		54	54

Assets	558	Colombian Peso/U.S. Dollar (2023 – 3,873.55 2022 – 4,846.04)	56	(56)
Liabilities	—		—	—

	558		56	(56)

Assets	1,078	Peruvian sol/U.S. Dollar (2023 – 3.71 2022 – 3.81 )	108	(108)
Liabilities	(759)		(76)	76

	319		32	32

Assets	912	Chilean Peso/U.S. Dollar (2023 – 878.87 2022 – 852.17)	91	(91)
Liabilities			—	—

	912		91	(91)

Total at December 31, 2023	16,112		1,611	(1,611)

	Exposure at December 31, 2022	Risk	-10%	10%

Assets	12,171	Brazilian Real /U.S. Dollar (2021 – 5.57 2022 – 5.29)	1,217	(1,217)
Liabilities	(2,603)		(260)	260

	9,568		957	(957)

Assets	114	Argentine Peso/U.S. Dollar (2021 – 102.69 2022 – 177.10)	11	(11)
Liabilities	(8,647)		(865)	865

	(8,533)		(854)	854

Assets	115	Mexican Peso/U.S. Dollar (2021 – 20.45 2022 – 19.48)	12	(12)
Liabilities	—		—	—

	115		12	(12)

Assets	5,356	British Pounds/U.S. Dollar (2021 – 0.74 2022 – 0.83)	536	(536)
Liabilities	(1,894)		(189)	189

	3,462		347	(347)

Assets	579	Colombian Peso/U.S. Dollar (2021 – 4,068.51 2022 – 4,846.04)	58	(58)
Liabilities	(535)		(54)	54

	44		4	(4)

Assets	240	Peruvian sol/U.S. Dollar (2021 – 3.99 2022 – 3.81)	24	(24)
Liabilities	(973)		(97)	97

	(733)		(73)	73

Assets	1,589	Chilean Peso/U.S. Dollar (2021 – 851.60 2022 – 852.17)	159	(159)
Liabilities	(661)		(66)	66

	928		93	(93)

Total at December 31, 2022	4,851		486	(486)

Summary of The Group's Strategy To Keep Positive Net Cash
The Group’s strategy is to keep positive adjusted net cash. The adjusted net cash as of December 31, 2023 and 2022 was as follows:

	December 31, 2023	December 31, 2022
Loans and financing	—	1,153
Lease liabilities	4,096	5,635
Accounts payable from acquisition of subsidiaries	—	299
(-) Cash and cash equivalent	(28,035)	(24,394)
(-) Short and long-term investments	(183,374)	(214,164)

Adjusted net cash	(207,313)	(231,471)

Total Equity attributable to VTEX’s shareholders	240,293	274,658

Financial leverage ratio	86.28%	84.28%